                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Casualty Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                Fairfield, Ohio   February 11, 2009
-----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:  N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total            8

Form 13F Information Table Value Total       63,786
                                         (thousands)

List of Other Included Managers:

No.   File No.                  Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                                                                                       COLUMN 6
                                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5     SH/  INVESTMENT  COLUMN 7 COLUMN 8
         ISSUER              TITLE OF CLASS   CUSIP   FMV (000) SHARES/PRINCIPAL PRN      DIS     OTH MGRS   SOLE    SHARED  NONE
---------------------------- -------------- --------- --------- ---------------- --- ------------ -------- -------- ------- ------
DUKE ENERGY CORP             COMMON         26441C105     2,985          198,900 SH  SHARED-OTHER       01       --   2,985     --
EXXON MOBIL CORPORATION      COMMON         30231G102    33,529          420,000 SH  SHARED-OTHER       01       --  33,529     --
GENERAL ELECTRIC CO          COMMON         369604103       405           25,000 SH  SHARED-OTHER       01       --     405     --
GENUINE PARTS CO             COMMON         372460105       568           15,000 SH  SHARED-OTHER       01       --     568     --
JOHNSON & JOHNSON            COMMON         478160104     1,496           25,000 SH  SHARED-OTHER       01       --   1,496     --
PROCTER & GAMBLE CORPORATION COMMON         742718109    14,235          230,271 SH  SHARED-OTHER       01       --   14,235    --
SPECTRA ENERGY CORP          COMMON         847560109     1,565           99,450 SH  SHARED-OTHER       01       --   1,565     --
WYETH                        COMMON         983024100     9,002          240,000 SH  SHARED-OTHER       01       --   9,002     --
                                                         63,786


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